Reclassification of Prior Period Amounts - Schedule of Consolidated and Combined Statement of Operations and Comprehensive Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ 1,676,068	$ 1,685,383	$ 1,259,841
Interest expenses	$ 44,143	60,694	35,690
Original [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses		1,669,513	1,239,981
Interest expenses		76,564	55,550
Reclassification [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses		15,870	19,860
Interest expenses		$ (15,870)	$ (19,860)